INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Provision for Income Taxes

Provision for income taxes was comprised of the following for the years ended December 31 (in thousands):

	2013	2012	2011
Income tax expense (benefit):
Current	$4,651	$4,108	$3,426
Deferred	(637)	(102)	(10)
State income tax expense (benefit of operating loss carryforwards)	313	251	84
Change in valuation allowance	(313)	(251)	(84)
	$4,014	$4,006	$3,416

Schedule of Reconciliation of Income Taxes

Effective tax rates for the years ended December 31, 2013, 2012 and 2011 differed from federal statutory rate of 34% applied to income before income taxes as a result of the following (in thousands):

	2013	2012	2011
Tax expenses at statutory rate	$6,060	$5,957	$5,195
(Decrease) increase resulting from:
Tax exempt interest income	(1,638)	(1,582)	(1,598)
Net earnings on bank-owned life insurance	(148)	(132)	(207)
ESOP dividend	(314)	(296)	(109)
Other items	54	59	135
	$4,014	$4,006	$3,416

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities were comprised of the following as of December 31 for the years indicated (in thousands):

	2013	2012	2011
Deferred tax assets:
Allowance for loan losses	$ 2,659	$ 2,706	$ 2,734
Impairment loss on equity securities	618	618	618
Impairment loss on debt securities	-	436	436
Net unrealized losses on available-for-sale debt securities	224	-	-
Deferred loan fees	136	91	83
State income tax benefit for net operating loss carryforwards	911	1,224	1,475
Imputed income tax reimbursement plan	142	139	137
Unrealized loss on other real estate owned	999	1,050	843
Other	146	203	59
Total deferred tax assets	5,835	6,467	6,385
Deferred tax liabilities:
Depreciation	(2,692)	(2,473)	(2,386)
FHLB stock dividends	(742)	(742)	(742)
Net unrealized gains on available-for-sale debt securities	-	(6,385)	(5,461)
Prepaid expenses	(152)	(117)	(126)
Other	(132)	(252)	(252)
Total deferred tax liabilities	(3,718)	(9,969)	(8,967)
Valuation allowance for state income tax benefit	(911)	(1,224)	(1,475)
Net deferred tax assets (liabilities)	$ 1,206	$(4,726)	$(4,057)